Derivatives (Summary of Effect of Cash Flow and Net Investment Hedges) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about hedges [line items]
Amount reclassified from accumulated otther comprehensive income (loss) to earnings, net investment hedges	$ 799	$ 41
Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
Change in value of hedged items for ineffectiveness measurement	(8,589)	(5,409)
Change in fair value of hedging instruments for ineffectiveness measurement	8,603	5,414
Hedge ineffectiveness	14	5
Hedging gains (losses) recognized in other comprehensive income	7,840	3,356
Amount reclassified from accumulated otther comprehensive income (loss) to earnings, cash flow hedges	4,858	(173)
Net change in other comprehensive income (loss), cash flow hedges	2,982	3,529
Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedges [line items]
Change in value of hedged items for ineffectiveness measurement	(1,859)	(3,602)
Change in fair value of hedging instruments for ineffectiveness measurement	1,860	3,606
Hedge ineffectiveness	1	4
Hedging gains (losses) recognized in other comprehensive income	1,619	2,128
Amount reclassified from accumulated otther comprehensive income (loss) to earnings, cash flow hedges	(1,048)	(2,311)
Net change in other comprehensive income (loss), cash flow hedges	2,667	4,439
Cash flow hedges [member] | Currency risk [member]
Disclosure of detailed information about hedges [line items]
Change in value of hedged items for ineffectiveness measurement	(5,199)	(1,863)
Change in fair value of hedging instruments for ineffectiveness measurement	5,201	1,867
Hedge ineffectiveness	2	4
Hedging gains (losses) recognized in other comprehensive income	4,679	1,287
Amount reclassified from accumulated otther comprehensive income (loss) to earnings, cash flow hedges	4,559	2,204
Net change in other comprehensive income (loss), cash flow hedges	120	(917)
Cash flow hedges [member] | Equity price risk [member]
Disclosure of detailed information about hedges [line items]
Change in value of hedged items for ineffectiveness measurement	(1,531)	56
Change in fair value of hedging instruments for ineffectiveness measurement	1,542	(59)
Hedge ineffectiveness	11	(3)
Hedging gains (losses) recognized in other comprehensive income	1,542	(59)
Amount reclassified from accumulated otther comprehensive income (loss) to earnings, cash flow hedges	1,347	(66)
Net change in other comprehensive income (loss), cash flow hedges	195	7
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedges [line items]
Change in value of hedged items for ineffectiveness measurement	1,088	457
Change in fair value of hedging instruments for ineffectiveness measurement	(1,088)	(457)
Hedge ineffectiveness	0	0
Hedging gains (losses) recognized in other comprehensive income	(1,088)	(457)
Amount reclassified from accumulated otther comprehensive income (loss) to earnings, net investment hedges	(799)	(41)
Net change in other comprehensive income (loss), net investment hedges	$ (289)	$ (416)